Taxes on Income (Details) - Schedule of reconciliation of the theoretical tax expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of the theoretical tax expenses [Abstract]
Loss before taxes	$ 11,824	$ 9,384	$ 4,242
Statutory tax rate	23.00%	23.00%	23.00%
Tax benefit	$ 2,720	$ 2,158	$ 976
Permanent differences	642	(322)	(237)
Valuation allowance	(3,362)	(1,836)	(739)
Differences in tax rate
Tax expenses